Significant Accounting Policies	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Significant Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 2:-	SIGNIFICANT ACCOUNTING POLICIES

The Financial Statements have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”).

a.	Use of estimates in preparation of the Financial Statements:

The preparation of the Financial Statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions that affect the amounts reported in the Financial Statements and accompanying notes. The Company evaluates on an ongoing basis its assumptions. The Company’s management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made.

These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the Financial Statements, and the reported amounts of expenses during the reporting periods. Actual results could differ from those estimates.

As applicable to the consolidated financial statements, the most significant estimates and assumptions relate to the going concern assumptions and determining the fair value of embedded and freestanding financial instruments related to convertible loans and to stock- based compensation.

The significant accounting policies applied in the annual consolidated financial statements of the Company as of December 31, 2017 are applied consistently in these Financial Statements, except as described in b below.

b.	Recently Issued Accounting Pronouncements

ASU 2014-09, “Revenue from Contracts with Customers (Topic 606)”

Commencing January 1, 2018 the Company adopted ASU 2014-09, Revenue from Contracts with Customers (Topic 606) (“ASU 2014-09”).

ASU 2014-09 outlines a single comprehensive model to use in accounting for revenue arising from contracts with customers and supersedes most current revenue recognition guidance, including industry-specific guidance. ASU 2014-09 also requires entities to disclose sufficient information, both quantitative and qualitative, to enable users of financial statements to understand the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers.

An entity should apply the amendments in ASU 2014-09 using one of the following two methods: 1. Retrospectively to each prior reporting period presented with a possibility to elect certain practical expedients, or, 2. Retrospectively with the cumulative effect of initially applying ASU 2014-09 recognized at the date of initial application. If an entity elects the latter transition method, it also should provide certain additional disclosures.

In accordance with an amendment to ASU 2014-09, the new guidance is effective for annual reporting periods beginning after December 15, 2017, including interim periods within that reporting period (the first quarter of fiscal year 2018 for the Company).

Since the company did not report significant revenues, the adoption of ASU 2014-09 did not have a significant impact on its consolidated financial statements.

ASU 2016-01, “Financial Instruments—Overall (Topic 825-10): “Recognition and Measurement of Financial Assets and Financial Liabilities.”

Commencing January 2018, the Company applied ASU 2016-01, “Financial Instruments—Overall (Topic 825-10): “Recognition and Measurement of Financial Assets and Financial Liabilities.” (ASU 2016-01).

ASU 2016-01 amends the guidance on the classification and measurement of financial instruments. Among others, ASU 2016-01 requires that equity investments (except those accounted for under the equity method of accounting or those that result in consolidation of the investee) will be measured at fair value with changes in fair value recognized in net income. Also, ASU 2016-01, simplifies the impairment assessment of equity investments without readily determinable fair values by requiring a qualitative assessment to identify impairment and requires a public business entities to use the exit price notion when measuring the fair value of financial instruments for disclosure purposes.

ASU 2016-01, requires an entity to present separately in other comprehensive income the portion of the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk when the entity has elected to measure a liability at fair value in accordance with the fair value option for financial instruments. ASU 2016-01 also requires separate presentation of financial assets and financial liabilities by measurement category and form of financial asset (that is, securities or loans and receivables) on the balance sheet or in the accompanying notes to the financial statements.

For public business entities, the amendments of ASU 2016-01 became effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years.

ASU 2016-01 requires that its amendment will be applied using a cumulative-effect adjustment to the balance sheet as of the beginning of the fiscal year of adoption. However, the amendments related to equity securities without readily determinable fair values (including disclosure requirements) should be applied prospectively to equity investments that exist as of the date of adoption of the Update.

Following the adoption of ASU 2016-01, the Company reclassified unrealized gains and losses amounts related to its investment in marketable equity securities that previously were classified as available-for-sale securities from accumulated other comprehensive income to accumulated deficit. Following the adoption, such investment is accounted for at fair value and the changes in fair value are recognized in net income or loss.

Accounting Standard Update 2018-07, Compensation—Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting

In June 2018, the FASB issued Accounting Standard Update 2018-07, Compensation—Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting (ASU 2018-07). ASU 2018-07 aligns the measurement and classification guidance for share-based payments to nonemployees with the guidance for share-based payments to employees, with certain exceptions.

Consistent with the accounting requirement for employee share-based payment awards, nonemployee share-based payment awards within the scope of Topic 718 will be measured at grant-date fair value of the equity instruments that an entity is obligated to issue when the goods has been delivered or the service has been rendered and any other conditions necessary to earn the right to benefit from the instruments have been satisfied.

Equity-classified nonemployee share-based payment awards will be measured at the grant date (the date at which a grantor and a grantee reach a mutual understanding of the key terms and conditions of a share-based payment award). With respect to awards with performance conditions, ASU 2018-07 concludes that, consistent with the accounting for employee share-based payment awards, an entity will consider the probability of satisfying performance conditions when nonemployee share-based payment awards contain such conditions.

ASU 2018-07 also requires that the classification of equity classified nonemployee share-based payment awards will continue to be subject to the requirements of Topic 718 unless the award was modified after the goods has been delivered, the service has been rendered, any other conditions necessary to earn the right to benefit from the instruments have been satisfied, and the nonemployee is no longer providing goods or services. This eliminates the requirement to reassess classification of such awards upon vesting.

In addition, ASU 2018-07 includes certain non-public entity-specific amendments.

ASU 2018-07 is effective for public entities in annual periods beginning after December 15, 2018, and interim periods within those years. Early adoption is permitted, including in an interim period, but not before an entity adopts the new revenue recognition guidance (which became effective for the Company and adopted with no significant effect, in its interim financial statements for 2018).

An entity should only remeasure liability-classified awards that have not been settled by the date of adoption and equity-classified awards for which a measurement date has not been established, through a cumulative-effect adjustment to retained earnings as of the beginning of the fiscal year of adoption. Upon transition, the entity is required to measure these nonemployee awards at fair value as of the adoption date.

The Company has elected to early apply ASU 2018-07 in its interim financial statements for the interim period ended September 2018. However, as there are no liability-classified awards and as there were no equity-classified awards for which a measurement date has not been established as of January 1, 2018 (the beginning of the fiscal year of adoption), the adoption did not have significant effect on the financial statements. Also, as a result of the adoption all equity-classified nonemployee share-based payment awards granted during 2018 were measured at grant-date fair value of the equity instruments that the Company is obligated to issue.

NOTE 2:-	SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”).

a.	Use of estimate in preparation of financial statements:

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. The Company evaluates on an ongoing basis its assumptions. The Company’s management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the consolidated financial statements, and the reported amounts of expenses during the reporting periods. Actual results could differ from those estimates.

As applicable to the consolidated financial statements, the most significant estimates and assumptions relate to the going concern assumptions and determining the fair value of embedded and freestanding financial instruments related to convertible loans.

b.	Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. Inter-company balances and transactions have been eliminated upon consolidation.

c.	Functional currency:

As Wize Israel activities were conducted in Israel and most of its financing was denominated and determined in New Israel Shekels (NIS), management has determined that the functional currency of Wize Israel was NIS. Following to the Closing Date of the Merger, the Company aims to direct its main operations in the United States market. In addition, following to the Closing Date of the Merger, the current convertible loans which were previously denominated in NIS, were changed into U.S. dollars terms, including their principal and conversion price. Similarly, the Company issued warrants eligible for exercise for the Company’s shares of common stock at an exercise price denominated in U.S. dollars. Also, the management believes the Company will raise funds through private investment rounds and / or from issuance of equity in dollar amounts by approaching the market in the United States. As a result, it was determined that the U.S dollar is the currency of the primary economic environment in which the Company operates and expects to continue to operate in the foreseeable future. Thus, as of that date, the functional currency of the Company is the U.S. dollar.

The reporting currency of the consolidated financial statements is U.S. dollars. Pre-merger, Wize Israel and OcuWize results were translated into U.S. dollars in accordance with the standards of the Financial Accounting Standards Board (“FASB”). Accordingly, assets and liabilities were translated from NIS to U.S. dollars using year-end exchange rates, and income and expense items were translated at average exchange rates during the year. Gains or losses resulting from translation adjustments (which result from translating an entity’s financial statements into U.S. dollars if its functional currency is different than the U.S. dollar) are reported in other comprehensive income and are reflected in equity, under “accumulated other comprehensive income (loss)”.

Balances denominated in, or linked to foreign currency are stated on the basis of the exchange rates prevailing at the balance sheet date.  For foreign currency transactions included in the consolidated statement of comprehensive loss, the exchange rates applicable on the relevant transaction dates are used.  Transaction gains or losses arising from changes in the exchange rates used in the translation of such balances are carried to financing income or expenses as applicable.

The following table presents data regarding the dollar exchange rate of relevant currencies:

	As of December 31,		% of change
	2017	2016	2017	2016

USD 1 = NIS	3.467	3.845	(9.8)	(1.5)

d.	Cash equivalents:

Cash equivalents are short-term highly liquid investments that are readily convertible to cash with original maturities of three months or less at acquisition.

e.	Restricted bank deposit:

Restricted bank deposit is a deposit with maturities of more than three months and up to one year. The restricted bank deposit is presented at its cost, including accrued interest and represents cash which is used as collateral for Wize Israel’s credit card.

f.	Marketable equity securities:

The Company’s investment in marketable equity securities is classified as available-for-sale carried at fair value based on the quoted market price on the TASE, with unrealized gains and losses reported as a separate component of stockholders’ deficit under accumulated other comprehensive income in the consolidated balance sheets. Realized gains and losses on sales of available-for-sale securities are included as financials income, net in the consolidated statements of comprehensive loss.

The Company accounted for these marketable equity securities as available-for-sale carried at fair value since these marketable equity securities are available to be converted into cash to fund Company’s current operations.

The Company recognizes an impairment charge when a decline in the fair value of its investments in securities is below the cost basis of such securities and is judged to be other than temporary. Factors considered in making such a determination include the duration and severity of the impairment, the reason for the decline in value, the potential recovery period and the Company’s intent to sell, including whether it is more likely than not that the Company will be required to sell the investment before recovery of cost basis.

For securities that are deemed other-than-temporarily impaired, an entity should recognize the difference between the cost basis of the impaired equity security and the fair value on the measurement date, as an other-than-temporarily impairment loss as part of financial income, net in the statement of comprehensive loss. The fair value on measurement date should be considered the equity security’s new cost basis. Unrealized gains and losses previously recorded through other comprehensive income, including the tax effects, should also be reversed.

The new cost basis should not be changed for subsequent increases in fair value.

After an impairment loss is recognized for individual equity securities classified as available for sale, future increases or decreases in fair value (presuming no additional other-than-temporarily impairments exist) are included in other comprehensive income.

As of December 2017, the Company has not recorded loss from impairment.

g.	Property and equipment, net:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets at the following rates:

%

Computers and electronic equipment	33
Furniture and office equipment	10

h.	Impairment of long-lived assets:

The Company’s long-lived assets are reviewed for impairment in accordance with ASC Topic 360 “Property, plant and equipment”, whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the assets. If such asset is considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the asset exceeds its fair value. Assets to be disposed of are reported at the lower of the carrying amount or fair value less costs to sell. During the years ended December 31, 2017 and 2016, no impairment losses have been identified.

i.	Research and development expenses:

Research and development expenses are charged to the statement of comprehensive loss as incurred.

In-Process Research and Development assets (“IPR&D”), acquired in an asset acquisition (i.e. assets acquired outside a business combination transactions) that are to be used in a research and development project which are determined not to have an alternative future use are charged to expense at the acquisition date in accordance with ASC 730, “Research and Development”.

j.	Severance pay:

Wize Israel has one employee as of December 31, 2017. Wize Israel’s liability for severance pay is pursuant to Section 14 of the Severance Compensation Act, 1963 (“Section 14”), pursuant to which all Wize Israel’s employees are included under Section 14, and are entitled only to monthly deposits, at a rate of 8.33% of their monthly salary, made in the employee’s name with insurance companies. Under Israeli employment law, payments in accordance with Section 14 release Wize Israel from any future severance payments in respect of those employees. Wize Israel has made all of the required payments as of December 31, 2017. The fund is made available to the employee at the time the employer-employee relationship is terminated, regardless of cause of termination. The severance pay liabilities and deposits under Section 14 are not reflected in the consolidated balance sheets as the severance pay risks have been irrevocably transferred to the severance funds.

Severance expenses for the years ended December 31, 2017 and 2016 amounted to $10 and $8, respectively.

k.	Income taxes:

The Company accounts for income taxes in accordance with ASC 740, “Income Taxes”. This topic prescribes the use of the liability method whereby deferred tax assets and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. Valuation allowances in respect of deferred tax assets are provided for, if necessary, to reduce deferred tax assets to amounts more likely than not to be realized.

The Company implements a two-step approach to recognize and measure uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% (cumulative basis) likely to be realized upon ultimate settlement. As of December 31, 2017 and 2016, no liability for unrecognized tax positions has been recorded.

l.	Concentrations of credit risk:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash, cash equivalents and restricted bank deposits. Cash and cash equivalents and restricted bank deposits are invested in major banks in Israel.

Management believes that the financial institutions that hold the Company’s investments are financially sound and, accordingly, minimal credit risk exists with respect to these investments.

The Company has no off-balance-sheet concentration of credit risk such as foreign exchange contracts, option contracts or other foreign hedging arrangements.

m.	Convertible loan:

1.	Allocation of proceeds:

The proceeds received upon issuance of the 2016 Loan (see Note 8) together with a freestanding derivative financial instrument (derivative liability for right to future investment) were allocated to the financial instruments issued based on the residual value method. The detachable derivative financial instrument was recognized based on its fair value and the remaining amount of the proceeds was allocated to the 2016 Loan component.

2.	Beneficial Conversion Features (“BCF”):

a.	The Company has considered the provisions of ASC 815-40, “Derivatives and Hedging - Contracts in Entity’s Own Equity”, and determined that the embedded conversion feature of the 2016 Loan should not be separated from the host instrument because it qualifies for equity classification. Furthermore, the Company applied ASC 470-20, “Debt - Debt with Conversion and Other Options” which clarifies the accounting for instruments with BCF or contingently adjustable conversion ratios, and has applied the BCF guidance to determine whether the conversion feature is beneficial to the investor.

The BCF has been calculated by allocating the proceeds received in financing transactions to the 2016 Loan and to any detachable freestanding financial instrument (derivative liability for future investment (see also Note 8)) included in the transaction, and by measuring the intrinsic value of the conversion option based on the effective conversion price as a result of the allocated proceeds.

The intrinsic value of the conversion option with respect to the 2016 Loan was recorded as a discount on the 2016 Loan with a corresponding amount credited directly to equity as additional paid-in capital. After the initial recognition, the discount on the 2016 Loan is amortized as interest expense over the contractual term of the 2016 Loan by using the effective interest method.

b.	The Company has considered the provisions of ASC 815-15, “Derivatives and Hedging - Embedded Derivatives” (“ASC 815-15”), and determined that the embedded conversion feature of the 2017 Loan cannot be considered as clearly and closely related to the host debt instrument, However, it was determined that the embedded conversion feature should not be separated from the host instrument because the embedded conversion option, if freestanding, does not meet the definition of a derivative in accordance with the provisions of ASC 815-10, since its terms do not require or permit net settlement. Thus, it was determined that the conversion feature does not meet the characteristic of being readily convertible to cash.

The Company applied ASC 470-20 which clarifies the accounting for instruments with BCF or contingently adjustable conversion ratios.

Pursuant to ASC 470-20-30, the amount of the BCF with respect to the 2017 Loan was calculated at the commitment date, as the difference between the conversion price (i.e. the entire proceeds received for the 2017 Loan) and the aggregate fair value of the common stock and other securities (which consist of the Investment Option) into which the 2017 Loan is convertible.

As such difference was determined to be greater than the amount of the entire proceeds originally received for the 2017 Loan, the amount of the discount assigned to the BCF was limited to the amount of the entire proceeds.

If a convertible instrument contains conversion terms that are adjusted upon the occurrence of a future event, or as a result of anti-dilution adjustment provisions, any changes to the conversion terms might result in the recognition of an additional BCF.

3.	Modifications or exchanges:

Modifications to, or exchanges of, financial instruments such as convertible loans, are accounted for as a modification or an extinguishment, following to provisions of ASC 470-50, “Debt- Modification and Extinguishments”. Such an assessment is done by management either qualitatively or quantitatively based on the facts and circumstances of each transaction.

Under ASC 470-50, modifications or exchanges are generally considered extinguishments with gains or losses recognized in current earnings if the terms of the new debt and original instrument are substantially different. The instruments are considered “substantially different” when the present value of the cash flows under the terms of the new debt instrument is at least 10% different from the present value of the remaining cash flows under the terms of the original instrument. If the terms of a debt instrument are changed or modified and the present value of the cash flows under the terms of the new debt instrument is less than 10%, the debt instruments are not considered to be substantially different, except in the following two circumstances (i)  The transaction significantly affects the terms of an embedded conversion option, such that the change in the fair value of the embedded conversion option (calculated as the difference between the fair value of the embedded conversion option immediately before and after the modification or exchange) is at least 10% of the carrying amount of the original debt instrument immediately before the modification or exchange or (ii)  The transaction adds a substantive conversion option or eliminates a conversion option that was substantive at the date of the modification or exchange.

If the original and new debt instruments are considered as “substantially different”, the original debt is derecognized and the new debt is initially recorded at fair value, with the difference recognized as an extinguishment gain or loss.

If a convertible debt instrument with a beneficial conversion option that was separately accounted for in equity, is extinguished prior to its conversion or stated maturity date, a portion of the reacquisition price is allocated to the repurchase of the beneficial conversion option. The amount of the reacquisition price allocated to the beneficial conversion option is measured using the intrinsic value of that conversion option at the extinguishment date. The residual amount, if any, is allocated to the convertible debt instrument.

The gain or loss on the extinguishment of the convertible debt instrument is determined based on the difference between the carrying amount and the allocated reacquisition price.

Modifications to, or exchanges of equity financial instruments such as right to future investment, are accounted for as a modification or an extinguishment in a similar manner as described above. Such an assessment is done by management either qualitatively or quantitatively based on the facts and circumstances of each transaction. Among others, management considers whether, the fair value of the financial instruments before and after the modification or exchange are substantially different.

If the original and new equity instruments are considered as “substantially different”, the original instrument is derecognized and the new instrument is initially recorded at fair value, with the difference recognized as a reduction of, or increase to, retained earnings as a deemed dividend.

4.	Issuance costs of convertible loan:

a.	Upon initial recognition, costs incurred in respect of obtaining financing through issuance of the 2016 Loan (or costs allocated to such component in a package issuance) are presented as a direct deduction from the amount of the 2016 Loan and in subsequent periods such costs (together with the discount created by the BCF) expensed as financing expenses over the contractual term of the 2016 Loan by using the effective interest method. Any such costs that were allocated to the derivative component were expensed as incurred.

b.	Upon initial recognition, costs incurred in respect of obtaining financing through issuance of the 2017 Loan also discussed in Note 8 (or costs allocated to such component in a package issuance) were presented as a deferred asset since the 2017 loan was completely discounted at the initial recognition. In subsequent periods, such expenses were amortized ratably over the original term of the 2017 Loan.

n.	Fair value of financial instruments:

ASC 820, “Fair Value Measurements and Disclosures” (“ASC 820”), defines fair value as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date.

In determining fair value, the Company uses various valuation approaches. ASC 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Company.

Unobservable inputs are inputs that reflect the Company’s assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The hierarchy is broken down into three levels based on the inputs as follows:

Level 1	-	Valuations based on quoted prices in active markets for identical assets that the Company has the ability to access.
Level 2	-	Valuations based on one or more quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3	-	Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The availability of observable inputs can vary from investment to investment and is affected by a wide variety of factors, including, for example, the type of investment, the liquidity of markets and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment and the investments are categorized as Level 3.

The carrying amounts of cash and cash equivalents, short-term bank deposits, other accounts receivable, trade payables and other accounts payable approximate their fair value due to the short-term maturities of such instruments.

Fair value of the marketable equity securities is determined based on a Level 1 input.

Derivative financial instruments are measured at fair value, on a recurring basis. The fair value of derivatives generally reflects the estimated amounts that the Company would receive or pay to terminate the contracts at the reporting dates, based on the prevailing currency or stock prices, as applicable. The fair value measurement of the derivative liability for right to future investment and the extinguishment of 2017 Loan and 2016 Loan are classified within Level 3.

Following the modification described in Note 8a, based on the modified terms of the Right of Future Investment, Wize Israel’s management engaged an external appraiser that measured the fair value of the Right of Future Investment immediately prior to the Modification Date at NIS 1,042,000 (approximately $280 according to the exchange rate as of the Modification Date) and reclassified such amount from a derivative liability to additional paid-in capital.

The following tabular presentation reflects the components of the derivative liability associated with such rights during the years ended December 31, 2016 and 2017:

Fair value of Right of Future Investment

Balance at 2016 Loan Origination Date (Note 8a)	$110
Change in the fair value of derivative liability	(76)

Balance at December 31, 2016	$34
Change in the fair value of derivative liability	246
Reclassification of derivative liability into equity	(280)

Balance at December 31, 2017	$-

o.	Legal and other contingencies:

The Company accounts for its contingent liabilities in accordance with ASC 450 “Contingencies”. A provision is recorded when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated. With respect to legal matters, provisions are reviewed and adjusted to reflect the impact of negotiations, estimated settlements, legal rulings, advice of legal counsel and other information and events pertaining to a particular matter. As of December 31, 2017, the Company is not a party to any litigation that could have a material adverse effect on the Company’s business, financial position, results of operations or cash flows.

Legal costs incurred in connection with loss contingencies are expensed as incurred.

p.	Treasury shares:

Shares held by the Company are presented as a reduction of equity, at their cost to the Company as treasury stock, until such shares are retired and removed from the account.

q.	Derivatives:

The Company applies the provisions of ASC Topic 815, “Derivatives and Hedging” pursuant to which all the derivative financial instruments are recognized as either financial assets or financial liabilities on the balance sheet at fair value. The accounting for changes in the fair value of a derivative financial instrument depends on whether it has been designated and qualifies as part of a hedging relationship and further, on the type of hedging relationship.

As of December 31, 2016, the balance of derivative instruments consisted of derivative liability for right to future investment in an amount of $34 (see also r. below and Note 8), and is stated at fair value.

During the years ended December 31, 2017 and 2016, the Company did not designate any financial instruments for hedging purposes.

r.	Derivative liability for right to future investment:

The Company reviewed the terms of such obligation and determined that it is not eligible to be classified as a component of permanent equity, as such instrument permitted the holder to receive a variable number of shares of common stock upon exercise, by investment of cash amount that will be determined at the discretion of the holder (up to a pre-determined cap). Accordingly, such financial instrument was accounted for as a derivative liability and as such was measured upon initial recognition and re-measured at subsequent reporting periods at fair value. Changes in the fair value were recorded in the consolidated statement of comprehensive loss within the caption “financial expense, net”.

The terms of aforesaid right to future investment have been modified and as a result the derivative liability for right to future investment was reclassified into additional paid-in capital (see also Note 8c).

s.	Basic and diluted loss per share:

Basic loss per share is computed by dividing the loss for the period applicable to Ordinary Shareholders by the weighted average number of shares of common stock outstanding during the period.

In computing diluted loss per share, basic loss per share is adjusted to reflect the potential dilution that could occur upon the exercise of options or warrants issued or granted using the “treasury stock method” and upon the conversion of 2017 Loan and 2016 Loan using the “if-converted method”, if the effect of each of such financial instruments is dilutive.

For the years ended December 31, 2017 and 2016, all outstanding stock options and other convertible instruments have been excluded from the calculation of the diluted net loss per share as all such securities are anti-dilutive for all years presented.

As described in Note 12b, for accounting purposes, the loss per share amounts have been adjusted to give retroactive effect to the Exchange Ratio and the Reverse Stock Split for all periods presented in these consolidated financial statements.

The loss and the weighted average number of shares used in computing basic and diluted net loss per share for the years ended December 31, 2017 and 2016, is as follows:

	Year ended December 31,
	2017	2016

Numerator:
Net loss	$2,966	$1,139
Deemed dividend with respect to right for future investment	$3	-

Net loss available to stockholders of Common Stock	$2,969	$1,139

Denominator:
Shares of common stock used in computing basic and diluted net loss per share	3,438,842	3,022,906
Net loss per share of Ordinary Share, basic and diluted	$0.87	$0.38

t.	Accumulated other comprehensive income (loss):

Accumulated other comprehensive income (loss), presented in stockholders’ deficit, includes (i) gains and losses that were incurred from the translation of the pre-merger results of Wize Israel and OcuWize to the reporting currency (see also Note 2c) and (ii) unrealized gain from the change in the fair value of marketable equity securities that are classified as available-for-sale.

The components of accumulated other comprehensive income (loss) as of December 31, 2016 and 2017 were as follows:

Total accumulated other comprehensive income (loss)

Balance at December 31, 2016 (*)	$5
Foreign currency translation adjustment	(78)
Unrealized gain on marketable securities	26

Balance at December 31, 2017	$(47)

(*) consist solely of the foreign currency translation adjustment

u.	Stock-based compensation:

Stock-based compensation to employees is accounted for in accordance with ASC 718, “Compensation - Stock Compensation” (“ASC 718”), which requires estimation of the fair value of equity - based payment awards on the date of grant using an option pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service period.

Stock-based compensation expense is recognized for the value of awards granted based on the accelerated method over the requisite service period of each of the awards, net of estimated forfeitures. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

The fair value of stock options granted to Wize Israel employees was estimated using the binominal model, which requires a number of assumptions, of which the most significant are the expected stock price volatility and the expected option term. Expected volatility was calculated based upon historical volatilities of Wize Israel on a weekly basis since the marketability of Wize Israel is less than the expected option term. The expected option term represents the period that Wize Israel’s stock options are expected to be outstanding and is determined based on the simplified method until sufficient historical exercise data will support using expected life assumptions. The risk-free interest rate is based on the yield from U.S. treasury bonds with an equivalent term. The expected dividend yield assumption is based on Wize Israel’s historical experience and expectation of no future dividend payouts. Wize Israel has historically not paid cash dividends and has no foreseeable plans to pay cash dividends in the future.

The fair value for options granted in 2016 to employees and directors of Wize Israel was estimated at the date of grant using a binominal model with the following weighted average assumptions:

2016

Dividend yield	0%
Expected volatility	86.16%
Risk-free interest rates	0.43%-1.03%
Expected life (years)	2.00-4.00

ASC 505-50, “Equity-Based Payments to Non-Employees” (“ASC 505”) provisions are applied with respect to options and warrants issued to non-employees which requires the use of option valuation models to measure the fair value of the options and warrants at the grant date, and at the end of each accounting period between the grant date and the final measurement date.

Upon the Closing Date of the Merger (see also Note 1d), all the outstanding options under 2015 Plan of Wize Israel were cancelled (see also Note 12f).

v.	Disclosure of new Standards in the period

On March 30, 2016, the FASB issued ASU 2016-09, “Compensation - Stock Compensation”, which effects all entities that issue share-based payment awards to their employees. The amendments in this ASU cover such areas as the recognition of excess tax benefits and deficiencies, the classification of those excess tax benefits on the statement of cash flows, an accounting policy election for forfeitures, the amount an employer can withhold to cover income taxes and still qualify for equity classification and the classification of those taxes paid on the statement of cash flows. This ASU was effective for annual and interim periods beginning after December 15, 2016. This guidance can be applied either prospectively, retrospectively or using a modified retrospective transition method. The Company decided to adopt the new guidance prospectively. This new guidance does not have a material impact on the Company’s consolidated financial statements.

w.	Recent Accounting Pronouncements not adopted yet

1.	In November 2016, the FASB issued ASU 2016-18, Statement of Cash Flows (Topic 230): “Restricted Cash”, which requires companies to include amounts generally described as restricted cash and restricted cash equivalents in cash and cash equivalents when reconciling beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The amendments in this Update are effective for public business entities for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. Early adoption is permitted, including adoption in an interim period. This new guidance is not expected to have a material impact on the Company’s consolidated financial statements.

2.	In January 2017, the FASB issued ASU 2017-01, Business Combinations (Topic 805): “Clarifying the Definition of a Business”, which provides amendments to clarify the definition of a business and affect all companies and other reporting organizations that must determine whether they have acquired or sold a business. The amendments are intended to help companies and other organizations evaluate whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. The guidance is effective for public business entities for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years and should be applied prospectively as of the beginning of the period of adoption. Early adoption is permitted under certain circumstances. The Company adopted ASU 2017-01 on January 1, 2018 and it did not have an impact on its accounting and disclosures.

3.	In May 2017, the FASB issued ASU 2017-09, “Scope of Modification Accounting” guidance on changes to terms and conditions of share-based payment awards. The amendment provides guidance about which changes to terms or conditions of a share-based payment award require an entity to apply modification accounting. The guidance will be effective for the fiscal year beginning on January 1, 2018, including interim periods within that year (early adoption is permitted). The Company is currently evaluating the potential effect of the guidance on its consolidated financial statements.

4.	In July 2017, the FASB issued ASU 2017-11, “Earnings Per Share (Topic 260); Distinguishing Liabilities from Equity (Topic 480); Derivatives and Hedging (Topic 815)”, which allows companies to exclude a down round feature when determining whether a financial instrument is considered indexed to the entity’s own stock. As a result, financial instruments with down round features may no longer be required to be accounted classified as liabilities. A company will recognize the value of a down round feature only when it is triggered and the strike price has been adjusted downward. For equity-classified freestanding financial instruments, such as warrants, an entity will treat the value of the effect of the down round, when triggered, as a dividend and a reduction of income available to common stockholders in computing basic earnings per share. The guidance in ASU 2017-11 is effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Early adoption is permitted, and the guidance is to be applied using either a full or modified retrospective approach. The Company is evaluating the impact of the revised guidance.